Share Capital - Option Fair Value Assumptions (Details)	9 Months Ended
	Sep. 30, 2026 yr $ / shares	Sep. 30, 2025 yr $ / shares
Share Capital
Expected stock price volatility	76.00%	106.00%
Risk-free interest rate	3.98%	4.00%
Expected life of Options | yr	5	5
Stock price on date of grant	$ 3.18	$ 1.54
Exercise price	$ 3.18	$ 1.54